Additional Disclosures on Financial Instruments - Financial liabilities, by class (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	€ 256,280	€ 252,997
Warrants | Day one loss
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	(20,308)
AC | Non-current trade and other payables
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	6,112	3,362
Fair value, Financial liabilities	6,461	3,679
AC | Current trade and other payables
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	54,366	44,601
AC | Non-current other financial liabilities
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	15	17
Fair value, Financial liabilities	15	17
AC | Current other financial liabilities
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	4	4
FVTPL | Warrants | Level 1
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	969	1,832
Fair value, Financial liabilities	969	1,832
FVTPL | Warrants | Level 2
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	541	1,022
Fair value, Financial liabilities	541	1,022
FVTPL | Warrants | Level 3
Additional Disclosures on Financial Instruments
Carrying amount, Financial liabilities	214,581	202,159
Fair value, Financial liabilities	€ 214,581	€ 202,159